FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements
Transfers between hierarchy levels	$ 0.0
Senior notes | Carrying Value
Fair Value Measurements
Long-term debt, fair value	490.4	$ 606.6
Senior notes | Fair Value
Fair Value Measurements
Long-term debt, fair value	$ 494.1	$ 613.8